Schedule of Investments (unaudited)	iShares® U.S. Oil & Gas Exploration & Production ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Exploration & Production — 74.2%
Antero Resources Corp.(a)	385,878	$11,827,161
APA Corp.	461,046	16,090,505
Brigham Minerals Inc., Class A	71,226	1,754,296
California Resources Corp.	105,608	4,065,908
Callon Petroleum Co.(a)	64,635	2,533,692
Centennial Resource Development Inc./DE, Class A(a)	251,934	1,506,565
Chesapeake Energy Corp.	154,390	12,521,029
Civitas Resources Inc.	98,276	5,138,852
CNX Resources Corp.(a)	265,335	4,367,414
Comstock Resources Inc.(a)	123,587	1,492,931
ConocoPhillips.	1,599,488	143,650,017
Continental Resources Inc./OK	79,162	5,173,237
Coterra Energy Inc.	1,098,397	28,327,659
Denbury Inc.(a)(b)	68,541	4,111,775
Devon Energy Corp.	642,476	35,406,852
Diamondback Energy Inc.	227,425	27,552,539
EOG Resources Inc.	724,296	79,991,250
EQT Corp.(b)	402,973	13,862,271
Gulfport Energy Corp.(a)	15,944	1,267,707
Hess Corp.	377,613	40,004,321
Kosmos Energy Ltd.(a)	619,725	3,836,098
Laredo Petroleum Inc.(a)(b)	19,784	1,363,909
Magnolia Oil & Gas Corp., Class A	206,618	4,336,912
Marathon Oil Corp.	964,657	21,685,489
Matador Resources Co.	151,356	7,051,676
Murphy Oil Corp.	199,081	6,010,255
Northern Oil and Gas Inc.	89,438	2,259,204
Oasis Petroleum Inc.	25,101	3,053,537
Ovintiv Inc.	352,624	15,582,455
PDC Energy Inc.	130,080	8,014,229
Pioneer Natural Resources Co.	278,263	62,074,910
Range Resources Corp.(a)	353,311	8,744,447
SM Energy Co.	166,113	5,679,403
Southwestern Energy Co.(a)	1,521,467	9,509,169
Talos Energy Inc.(a)	56,161	868,811
Tellurian Inc.(a)(b)	634,514	1,890,852
Texas Pacific Land Corp.	8,443	12,563,353
Whiting Petroleum Corp.	53,395	3,632,462
		618,803,152
Security	Shares	Value

Oil & Gas Refining & Marketing — 18.1%
Archaea Energy Inc.(a)(b)	74,307	$1,153,988
Clean Energy Fuels Corp.(a)(b)	230,286	1,031,681
CVR Energy Inc.	39,656	1,328,476
Delek U.S. Holdings Inc.(a)	96,206	2,485,963
HF Sinclair Corp.	203,872	9,206,859
Marathon Petroleum Corp.	668,998	54,998,326
Par Pacific Holdings Inc.(a)	62,218	969,979
PBF Energy Inc., Class A(a)	129,857	3,768,450
Phillips 66	454,133	37,234,365
Valero Energy Corp.	349,245	37,117,759
World Fuel Services Corp.	85,707	1,753,565
		151,049,411
Oil & Gas Storage & Transportation — 7.4%
Cheniere Energy Inc.	322,169	42,858,142
Targa Resources Corp.	310,772	18,543,765
		61,401,907
Total Long-Term Investments — 99.7%
(Cost: $805,582,982)		831,254,470

Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	7,333,097	7,332,364
Total Short -Term Investments — 0.9%
(Cost: $7,332,517)		7,332,364
Total Investments in Securities — 100.6%
(Cost: $812,915,499)		838,586,834
Liabilities in Excess of Other Assets — (0.6)%		(5,022,172)
Net Assets — 100.0%		$833,564,662

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Oil & Gas Exploration & Production ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,984,384	$4,349,274	(a)	$—		$(544)	$(750)	$7,332,364	7,333,097	$4,318	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,490,000	—		(1,490,000	)(a)	—	—	—	—	2,380		—
						$(544)	$(750)	$7,332,364		$6,698		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	34	09/16/22	$2,539	$(302,007)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Oil & Gas Exploration & Production ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$831,254,470	$—	$—	$831,254,470
Money Market Funds	7,332,364	—	—	7,332,364
	$838,586,834	$—	$—	$838,586,834
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(302,007)	$—	$—	$(302,007)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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